                             ADVISOR CLASS SHARES OF

                         AIM EMERGING MARKETS DEBT FUND
                        AIM GLOBAL GOVERNMENT INCOME FUND
                         AIM GLOBAL GROWTH & INCOME FUND
                            AIM STRATEGIC INCOME FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                        Supplement dated October 1, 1999
         To the Statement of Additional Information dated March 1, 1999

     The following paragraph replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS -- TEMPORARY DEFENSIVE STRATEGIES" on page 14 of the Statement of Additional Information.

       "In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, each of the Funds and the Portfolio may temporarily hold all or a portion of its assets in cash (U.S. dollars, and for the Growth & Income Fund, the Strategic Income
     Fund and Government Income Fund foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Funds and the Portfolio may also invest up to 25% of its total assets in money market investment companies advised by AIM or its affiliates ("Affiliated Money Market Funds") for these purposes. In addition, for temporary defensive purposes, most or all of each Fund's and the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund or the Portfolio employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives."

     The following paragraph replaces in its entirety the paragraph appearing under the heading INVESTMENT STRATEGIES AND RISKS -- INVESTMENT IN OTHER INVESTMENT COMPANIES" on page 14 of the Statement of Additional Information:

       "With respect to certain countries, investments by Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. To the extent that a Fund or Portfolio invests in such investment companies, the prices paid by the Fund or Portfolio and the proceeds to the Fund or Portfolio upon sale of the shares may reflect premiums above or discounts to the net asset value of the assets owned by such investment companies. At such time as direct investment in these countries is allowed, Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio anticipate investing directly in these markets. Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, rules and regulations thereunder, and any applicable exemptive orders granted by the SEC. Under an exemptive order granted by the SEC, each of the Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio is permitted to, and intends to, invest its cash (and cash collateral received in connection with the lending of portfolio securities) in shares of Affiliated Money Market Funds, provided that those investments do not exceed 25% of the total assets of such Fund or Portfolio. In general, a purchase of investment company securities may result in the duplication of fees and expenses. With respect to a Fund's or Portfolio's purchase of shares of Affiliated Money Market Funds, the Fund or Portfolio will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."

     The following replaces in its entirety item "(2)" appearing under the heading "INVESTMENT LIMITATIONS -- GOVERNMENT INCOME FUND" under the non-fundamental policies discussion on page 37 of the Statement of Additional
Information:

     "(2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

     The following replaces in its entirety items "(3)" and "(4)" appearing under the heading "INVESTMENT LIMITATIONS -- STRATEGIC INCOME FUND" under the non-fundamental policies discussion on page 38 of the Statement of Additional
Information:

       "(2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund), except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;

       (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund), except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

     The following replaces in its entirety items "(1)" and "(4)" appearing under the heading "INVESTMENT LIMITATIONS -- EMERGING MARKETS DEBT FUND AND THE PORTFOLIO" under the non-fundamental policies discussion on page 39 of the Statement of Additional Information:

       "(1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund), except that the Fund or the Portfolio may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;

       (4) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
     Fund), except that the Fund or the Portfolio may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

     The following replaces in its entirety item "(1)" appearing under the heading "INVESTMENT LIMITATIONS -- GROWTH & INCOME FUND" under the non-fundamental policies discussion on page 40 of the Statement of Additional
Information:

       "(1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

     The following new section is added after the tenth paragraph appearing under the heading "EXECUTION OF PORTFOLIO TRANSACTIONS" on page 41 of the Statement of Additional Information:

     "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS

       From time to time, certain of the mutual funds managed by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

       AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million, will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

       Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."

     The following new paragraph is added after the seventh paragraph appearing under the heading INVESTMENT RESULTS -- PERFORMANCE INFORMATION" on page 61 of the Statement of Additional Information:

       "Some or all of the Funds and the Portfolio may participate in the IPO market, and a significant portion of those Funds' and the Portfolio's returns may be attributable to their investment in IPOs, which have a magnified impact due to the Funds' and the Portfolio's small asset bases. There is no guarantee that as the Funds' and the Portfolio's assets grow, they will continue to invest to the same degree in IPOs or that they will experience substantially similar performance."

     The following replaces in its entirety the table appearing under the heading MANAGEMENT -- TRUSTEES AND EXECUTIVE OFFICERS" on page 43 of the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------
                                POSITIONS HELD WITH
"NAME, ADDRESS AND AGE             REGISTRANT           PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
---------------------------     -------------------     -----------------------------------------------------
*ROBERT H. GRAHAM (52)           Trustee, Chairman      Director, President and Chief Executive Officer,
                                 of the Board and       A I M Management Group Inc.; Director and President,
                                     President          A I M Advisors, Inc.; Director and Senior Vice
                                                        President, A I M Capital Management, Inc., A I M
                                                        Distributors, Inc., A I M Fund Services, Inc. and
                                                        Fund Management Company; and Director, AMVESCAP PLC.

---------------------------     -------------------     -----------------------------------------------------
C. DEREK ANDERSON (58)               Trustee            President, Plantagenet Capital Management, LLC (an
220 Sansome Street                                      investment partnership); Chief Executive Officer,
Suite 400                                               Plantagenet Holdings, Ltd. (an investment banking
San Francisco, CA 94104                                 firm); Director, Anderson Capital Management, Inc.
                                                        since 1988; Director, Premium Wear, Inc. (formerly
                                                        Munsingwear, Inc.) (a casual apparel company); and
                                                        Director, 'R' Homes, Inc. and various other
                                                        privately owned companies.

---------------------------     -------------------     -----------------------------------------------------
FRANK S. BAYLEY (60)                  Trustee           Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                  Bradley Funds; and Director and Chairman, C. D.
Suite 2400                                              Stimson Company (a private investment company) and
San Francisco, CA 94111                                 Stimson Marina, Inc. (a subsidiary of C.D. Stimson
                                                        Co.).

---------------------------     -------------------     -----------------------------------------------------
RUTH H. QUIGLEY (64)                   Trustee          Private investor; and President, Quigley Friedlander
1055 California Street                                  & Co., Inc. (a financial advisory services firm)
San Francisco, CA 94108                                 from 1984 to 1986.

---------------------------     -------------------     -----------------------------------------------------
MELVILLE B. COX (55)              Vice President        Vice President and Chief Compliance Officer, A I M
                                                        Advisors, Inc., A I M Capital Management, Inc., A I M
                                                        Distributors, Inc., A I M Fund Services, Inc. and
                                                        Fund Management Company.

---------------------------     -------------------     -----------------------------------------------------
GARY T. CRUM (52)                  Vice President       Director and President, A I M Capital Management,
                                                        Inc.; Director and Executive Vice President, A I M
                                                        Management Group Inc. and A I M Advisors, Inc.; and
                                                        Director, A I M Distributors, Inc. and AMVESCAP PLC.

-------------------------------------------------------------------------------------------------------------


---------------
     * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

-------------------------------------------------------------------------------------------------------------
                                POSITIONS HELD WITH
"NAME, ADDRESS AND AGE             REGISTRANT           PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
---------------------------     -------------------     -----------------------------------------------------
CAROL F. RELIHAN (44)             Vice President        Director, Senior Vice President, General Counsel and
                                                        Secretary, A I M Advisors, Inc.; Senior Vice
                                                        President, General Counsel and Secretary, A I M
                                                        Management Group Inc.; Director, Vice President and
                                                        General Counsel, Fund Management Company; Vice
                                                        President and General Counsel, A I M Fund Services,
                                                        Inc.; and Vice President, A I M Capital Management,
                                                        Inc. and A I M Distributors, Inc.

---------------------------     -------------------     -----------------------------------------------------
SAMUEL D. SIRKO (40)             Vice President and     Assistant General Counsel and Assistant Secretary of
                                      Secretary         A I M Management Group, Inc., A I M Capital
                                                        Management, Inc., A I M Distributors, Inc., A I M
                                                        Fund Services, Inc., and Fund Management Company;
                                                        and Vice President, Assistant General Counsel and
                                                        Assistant Secretary of A I M Advisors, Inc.

---------------------------     -------------------     -----------------------------------------------------
DANA R. SUTTON (40)              Vice President and     Vice President and Fund Controller, A I M Advisors,
                                     Treasurer          Inc.; and Assistant Vice President and Assistant
                                                        Treasurer, Fund Management Company."
-------------------------------------------------------------------------------------------------------------